DERIVATIVE LIABILITY (Narrative) (Details) (USD $)	0 Months Ended	9 Months Ended
	Apr. 04, 2014	Sep. 30, 2014
Project volitility rate		95.00%
Automatic conversion of note duration		180 days
Derivative liability redemption description	The Holder would redeem based on availability of alternative financing, 0% of the time increasing 1.0% monthly to a maximum of 10%.
Minimum [Member]
Note conversion discount rate		31.54%
Maximum [Member]
Note conversion discount rate		54.91%
RM-DC Note [Member]
Purchase price of convertible debt	$ 500,000
Original Issue Discount, percentage	8.00%	8.00%
Debt Instrument, interest rate, percentage	12.00%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	70.00%
Project volitility rate	219.00%
Note conversion discount rate	33.56%
MP Note [Member]
Purchase price of convertible debt		$ 100,000
Original Issue Discount, percentage		5.00%
Debt Instrument, interest rate, percentage		8.00%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger		50.00%
Project volitility rate		95.00%
Note conversion discount rate		54.76%